Company Organization and Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Lives	2 years	2 years
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Lives	10 years	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Life of lease	Life of lease
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Lives	5 years	5 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Lives	10 years